Equity Method Investments and Related Party Transactions	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Related Party Transactions
Note 5: Equity Method Investments and Related Party Transactions
Redbox Instant™ by Verizon
In February 2012, Redbox and Verizon Ventures IV LLC (“Verizon”), a wholly owned subsidiary of Verizon Communications Inc., entered into a Limited Liability Company Agreement (the “LLC Agreement”) and related arrangements. The LLC Agreement governs the relationship of the parties with respect to a joint venture, Redbox Instant by Verizon (the “Joint Venture”). Redbox initially acquired a 35.0% ownership interest in the Joint Venture and made an initial capital contribution of $14.0 million in cash in February 2012 subsequent to the formation of the Joint Venture. The following table summarizes Redbox's initial cash capital contribution and subsequent cash capital contributions representing its pro-rata share of requests made by the Joint Venture board of managers:

Dollars in thousands	Cash Contributions
2012	$24,500
2013	28,000
2014	24,500
Total cash capital contributions	$77,000

On October 19, 2014, the Company and Verizon entered into an agreement whereby we would withdraw from the Joint Venture effective October 20, 2014. Pursuant to the Withdrawal Agreement, all of Redbox’s rights under the Joint Venture’s operating agreement were extinguished for a total payment of $16.8 million made to Redbox and no further capital contributions were required. The $16.8 million payment received was composed of an $11.8 million expense reimbursement payment to satisfy all outstanding amounts due and additional expenses incurred by Redbox inclusive of transition services performed for the Joint Venture to Redbox and a $5.0 million extinguishment payment which is included within Income (loss) from equity method investments within our Consolidated Statements of Comprehensive Income.
Other Equity Method Investments
We include our equity method investments within other long-term assets on our Consolidated Balance Sheets. As of December 31, 2014 our $1.5 million investment in SoloHealth, Inc., representing 10% ownership, was our only equity method investment.
Since we acquired ecoATM on July 23, 2013, the results of ecoATM operations, with the exception of expense for rights to receive cash which are unallocated corporate expenses, are included in our ecoATM segment. See Note 14: Business Segments and Enterprise-Wide Information for more information.
Income (Loss) from Equity Method Investments and Summarized Financial Information
Income (loss) from equity method investments within our Consolidated Statements of Comprehensive Income is composed of the following:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Trademark gain	$—	$—	$19,500
Gain on previously held equity interest in ecoATM	—	68,376	—
Proportionate share of net loss of equity method investees:
Joint Venture	(25,793)	(42,660)	(20,236)
ecoATM and SoloHealth	(530)	(3,313)	(2,179)
Total proportionate share of net loss of equity method investees	(26,323)	(45,973)	(22,415)
Amortization of difference in carrying amount and underlying equity in Joint Venture	(2,411)	(2,475)	(2,269)
Total income (loss) from equity method investments	$(28,734)	$19,928	$(5,184)

A summary of financial information for our equity method investees in the aggregate, as provided to us by the investees, is as follows and includes the balance sheet as of and statement of operations through October 20, 2014, the date of our withdrawal from the Joint Venture, and as of December 31, 2014 and the period ended December 31, 2014 for SoloHealth:

Balance Sheets	October 20,	December 31,
Dollars in thousands	2014(1)	2014(2)	2013
Current assets	$9,095	$3,408	$32,832
Noncurrent assets	$3,053	$20,376	$30,765
Current liabilities	$86,735	$7,321	$46,706
Long-term liabilities	$—	$18,754	$23,905
Redeemable preferred stock	$—	$23,734	$23,542
(1) Represents the Joint Venture only
(2) Represents SoloHealth only

Statement of Operations	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Revenue	$29,963	$15,824	$2,067
Cost of sales and service	$68,732	$25,092	$10,716
Net loss and loss from continuing operations	$140,919	$134,911	$58,510

Related Party Transactions
At December 31, 2013, included within accounts receivable, net of allowance, on our Consolidated Balance Sheets, was $5.9 million due from the Joint Venture related to costs incurred by Redbox on behalf of the Joint Venture during the normal course of business. There were no amounts due as of December 31, 2014.